Earnings (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Loss Per Share Tables
Computation of basic and diluted earnings (loss) per share

The computation of basic and diluted earnings (loss) per share as follows for the years ended December 31, 2012 and 2011:

	2012	2011	2010

Numerator - net income (loss) available to
common stockholders	$(99,631)	$(526,369)	$137,720

Denominator - weighted average
number of common shares outstanding	32,010,663	25,948,368	25,943,893

Dilutive common stock equivalents - stock options	-	-	359,091

Denominator - weighted average
number of fully diluted common shares
outstanding	32,010,663	25,948,368	26,302,984

Basic earnings (loss) per common share	$(0.00)	$(0.02)	$0.01

Diluted earnings (loss) per common share	$(0.00)	$(0.02)	$0.01